Leases - Components of lease expense (Details) $ in Millions	12 Months Ended
Dec. 31, 2019 USD ($)
Lessee Lease Description [Line Items]
Operating lease cost	$ 369
Finance lease cost: Amortization of right-of-use assets	33
Finance lease cost: Interest on lease liabilities	3
Variable lease cost	5
Short term lease cost	48
Sub-lease income	(2)
Total lease expense	456
Land And Building [Member]
Lessee Lease Description [Line Items]
Operating lease cost	268
Finance lease cost: Amortization of right-of-use assets	13
Finance lease cost: Interest on lease liabilities	1
Variable lease cost	0
Short term lease cost	19
Sub-lease income	(2)
Total lease expense	299
Machinery And Equipment [Member]
Lessee Lease Description [Line Items]
Operating lease cost	101
Finance lease cost: Amortization of right-of-use assets	20
Finance lease cost: Interest on lease liabilities	2
Variable lease cost	5
Short term lease cost	29
Sub-lease income	0
Total lease expense	$ 157